Property and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment, Net [Abstract]
Property & equipment, excluding rental equipment, gross	$ 352,293	$ 343,569
Less: accumulated depreciation	(180,717)	(160,787)
Property & equipment, net	171,576	182,782
Property & equipment, net	177,358	197,281
Depreciation expense	$ 33,148	34,401	$ 35,636
Minimum
Property, Plant and Equipment, Net [Abstract]
Estimated useful life, property and equipment	3 years
Maximum
Property, Plant and Equipment, Net [Abstract]
Estimated useful life, property and equipment	30 years
Land
Property, Plant and Equipment, Net [Abstract]
Property & equipment, excluding rental equipment, gross	$ 9,755	12,408
Buildings and leasehold improvements
Property, Plant and Equipment, Net [Abstract]
Property & equipment, excluding rental equipment, gross	$ 103,761	90,909
Buildings and leasehold improvements | Minimum
Property, Plant and Equipment, Net [Abstract]
Estimated useful life, property and equipment	5 years
Buildings and leasehold improvements | Maximum
Property, Plant and Equipment, Net [Abstract]
Estimated useful life, property and equipment	30 years
Computer equipment
Property, Plant and Equipment, Net [Abstract]
Property & equipment, excluding rental equipment, gross	$ 54,721	42,074
Computer equipment | Minimum
Property, Plant and Equipment, Net [Abstract]
Estimated useful life, property and equipment	3 years
Computer equipment | Maximum
Property, Plant and Equipment, Net [Abstract]
Estimated useful life, property and equipment	5 years
Machinery & equipment
Property, Plant and Equipment, Net [Abstract]
Property & equipment, excluding rental equipment, gross	$ 162,110	169,203
Machinery & equipment | Minimum
Property, Plant and Equipment, Net [Abstract]
Estimated useful life, property and equipment	5 years
Machinery & equipment | Maximum
Property, Plant and Equipment, Net [Abstract]
Estimated useful life, property and equipment	10 years
Furniture & fixtures
Property, Plant and Equipment, Net [Abstract]
Property & equipment, excluding rental equipment, gross	$ 6,631	6,338
Furniture & fixtures | Minimum
Property, Plant and Equipment, Net [Abstract]
Estimated useful life, property and equipment	3 years
Furniture & fixtures | Maximum
Property, Plant and Equipment, Net [Abstract]
Estimated useful life, property and equipment	10 years
Vehicles
Property, Plant and Equipment, Net [Abstract]
Property & equipment, excluding rental equipment, gross	$ 6,160	8,048
Vehicles | Minimum
Property, Plant and Equipment, Net [Abstract]
Estimated useful life, property and equipment	3 years
Vehicles | Maximum
Property, Plant and Equipment, Net [Abstract]
Estimated useful life, property and equipment	5 years
Construction in progress
Property, Plant and Equipment, Net [Abstract]
Property & equipment, excluding rental equipment, gross	$ 9,155	14,589
Rental equipment
Property, Plant and Equipment, Net [Abstract]
Rental equipment	9,535	70,679
Less: accumulated depreciation	(3,753)	(56,180)
Property & equipment, net	$ 5,782	$ 14,499
Rental equipment | Minimum
Property, Plant and Equipment, Net [Abstract]
Estimated useful life, property and equipment	3 years
Rental equipment | Maximum
Property, Plant and Equipment, Net [Abstract]
Estimated useful life, property and equipment	10 years